Document and Entity Information	9 Months Ended
Sep. 23, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Updated Footnote 17 to Consolidated Financial Statements.
Document Period End Date	Sep. 23, 2012
Trading Symbol	CHUY
Entity Registrant Name	CHUY'S HOLDINGS, INC.
Entity Central Index Key	0001524931
Entity Filer Category	Non-accelerated Filer